Cash, cash equivalents, short-term investments and non-current financial assets - Disclosure of cash, cash equivalents and financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 69,990	€ 70,605	€ 71,414	€ 84,225
Short-term investments	21,809	21,851
Cash, cash equivalents and short-term investments	91,799	92,456
Non-current financial assets	10,350	9,796	€ 35,790	€ 35,119
Cash, cash equivalents and financial assets	€ 102,149	€ 102,252